          As filed with the Securities and Exchange Commission on August 1, 2001

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --

                  Post-Effective Amendment No. 86                       [X]
                                               --


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 88                                      [X]
                                --


                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                              Patrick W.D. Turley
                                    Dechert
                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                                R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                           WALDEN/BBT DOMESTIC SOCIAL

                                   INDEX FUND


                        WALDEN/BBT INTERNATIONAL SOCIAL

                                   INDEX FUND

                          Investing for Social Change
    ------------------------------------------------------------------------

                        PROSPECTUS DATED AUGUST 1, 2001

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                               TABLE OF CONTENTS



                        RISK/RETURN SUMMARY AND FUND EXPENSES

           [ICON]
                            3  Walden/BBT Domestic Social Index Fund
                            6  Walden/BBT International Social Index Fund

                        INVESTMENT OBJECTIVES AND STRATEGIES

           [ICON]
                            9  Walden/BBT Domestic Social Index Fund
                           11  Walden/BBT International Social Index Fund
                           13  Investment Risks

                        SOCIALLY RESPONSIBLE INVESTING

           [ICON]
                           14  Socially Responsible Investing

                        FUND MANAGEMENT

           [ICON]
                           15  The Investment Adviser
                           15  Portfolio Manager
                           15  Social Research and Shareholder Advocacy

                        SHAREHOLDER INFORMATION

           [ICON]
                           17  Pricing of Fund Shares
                           17  Purchasing and Adding to Your Shares
                           19  Selling Your Shares
                           21  Exchanging Your Shares
                           22  Dividends, Distributions And Taxes

                        FINANCIAL HIGHLIGHTS

           [ICON]
                           23  Walden/BBT Domestic Social Index Fund
                           24  Walden/BBT International Social Index Fund

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                [ICON]
WALDEN/BBT DOMESTIC
SOCIAL INDEX FUND



    INVESTMENT OBJECTIVE                       The Walden/BBT Domestic Social
Index Fund seeks long-term
                                               capital growth through a
portfolio of stocks intended to
                                               parallel the diversification,
risk profile, and
                                               investment performance of the
U.S. large capitalization
                                               equity market while incorporating
social investment
                                               objectives.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests primarily in
U.S. large capitalization
                                               stocks that pass its social
criteria. Using optimization
                                               techniques, the Fund selects
securities from the screened
                                               universe to create a portfolio
that approximates the
                                               diversification, risk factor
profile, and expected
                                               investment performance of widely
followed diversified
                                               market indices of U.S. large
capitalization stocks. For
                                               more information about the Fund's
social criteria, please
                                               refer to page 14.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock
market risk. Therefore, the
                                               value of the Fund's investments
will fluctuate with
                                               market conditions and the value
of your investment in the
                                               Fund will also vary. You could
lose money on your
                                               investment in the Fund, or the
Fund could underperform
                                               other investments. The Fund's
investment results may fail
                                               to match the results of
widely-followed large
                                               capitalization equity market
benchmark indices.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if
you are:
                                               - Interested in ensuring that
your investments are
                                               consistent with your social
concerns and values.
                                               - Investing for a period of time
in excess of 3 to 5
                                                 years.
                                               - Able to bear the risk of market
value fluctuations in
                                               the short-term.
                                               - Looking for exposure to stock
investments for growth.

                                               This Fund will not be appropriate
for someone:
                                               - Investing for a period of time
less than 3 to 5 years.
                                               - Not comfortable with market
fluctuations in the
                                                 short-term.
                                               - Looking primarily for a high
level of current income.

  RISK/RETURN SUMMARY AND FUND EXPENSES


                                                [ICON]
WALDEN/BBT DOMESTIC
SOCIAL INDEX FUND



The chart and table on this page show how the Walden/BBT Domestic Social Index Fund has performed. The bar chart shows the Fund's performance for its first full calendar year of investment operations. The table below it compares the Fund's performance since its inception on July 31, 1999 to that of its benchmark index the Standard & Poors' 500(R) Composite Stock Index ("S&P 500(R) Index").(2)

PERFORMANCE BAR
CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/00


2000
----
-9.84


                                               Past performance does not
                                               indicate how the Fund will
                                               perform in the future.



                                                 Best quarter:  Q1
                                                 2000     +2.14%


                                                 Worst quarter: Q4
                                                 2000                 -7.08%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2000)(3)



                                                               PAST      SINCE
                                              FUND INCEPTION   YEAR    INCEPTION
                                              ----------------------------------
 WALDEN/BBT DOMESTIC SOCIAL INDEX FUND            7/31/99      -9.84%   -1.91%
                                              ----------------------------------
 S&P 500(R) INDEX(2)                              7/31/99      -9.11%   -1.41%
--------------------------------------------------------------------------------


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.


(1) Both the chart and table assume reinvestment of dividends and distributions.


(2) A widely recognized, unmanaged index of common stocks generally representative of the U.S. large capitalization stock market as a whole.


(3) For the period January 1, 2001 through June 30, 2001, the aggregate (non-annualized) total return of the Fund was -7.06%.

  RISK/RETURN SUMMARY AND FUND EXPENSES                      WALDEN/BBT DOMESTIC
                                                             SOCIAL INDEX FUND
                                                [ICON]




                                          SHAREHOLDER TRANSACTION FEES
                                          (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
                                          Maximum Sales Charge (load) on
Purchases                n/a
                                          Maximum Deferred Sales Charge (load)
                 n/a
                                          Account Maintenance Fee
                                          (for accounts under $8,000)
           $25/year*
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

                                          Management Fees
               0.50%
                                          Distribution and Service (12b-1) Fees
                 n/a
                                          Other Expenses
             0.54%**
                                          Total Fund Operating Expenses
             1.04%**
                                          Fee Waiver and/or Expense
Reimbursement             0.29%**
                                          Net Expenses
             0.75%**

   ANNUAL FEES AND EXPENSES
   This table describes the
   fees and expenses that
   you may pay if you buy
   and hold shares of the
   Walden/BBT Domestic
   Social Index Fund.

                                * The account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares will be redeemed automatically to make up the difference.

                                ** The Adviser has entered into an expense limitation agreement with the Walden/BBT Domestic Social Index Fund to limit the Total Fund Operating Expenses of the Walden/BBT Domestic Social Index Fund to 0.75% of its average daily net assets for its current fiscal year. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 0.75% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

   EXPENSE EXAMPLE
   Use this table to compare fees
   and expenses with those of
   other funds. The table
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:
    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for comparison
   purposes only, your actual
   costs will be different.

                                                        WALDEN/BBT
                                                        DOMESTIC SOCIAL       1
     3      5      10
                                                        INDEX FUND
YEAR   YEARS  YEARS   YEARS
                                                                             $77
   $302   $546   $1,245

  RISK/RETURN SUMMARY AND FUND EXPENSES                 WALDEN/BBT INTERNATIONAL
                                                        SOCIAL INDEX FUND
                                                [ICON]







    INVESTMENT OBJECTIVE                      The Walden/BBT International
Social Index Fund seeks
                                              long-term capital growth through a
portfolio of
                                              international equities intended to
parallel the
                                              performance of the Morgan Stanley
Capital
                                              International/Europe, Asia and Far
East Index (the
                                              "MSCI/EAFE Index"). The MSCI/EAFE
Index is comprised of
                                              stocks traded on the exchanges in
Europe, Asia and the
                                              Far East.

    PRINCIPAL INVESTMENT STRATEGIES           The Fund invests primarily in
international equity
                                              securities and utilizes "indexing"
techniques to
                                              approximate the performance of the
MSCI/EAFE Index. The
                                              percentage of each stock held in
the Fund generally will
                                              be based on that stock's weighting
in the MSCI/EAFE
                                              Index. Modifications, as
necessary, will adjust for
                                              securities which are not included
due to social
                                              investment criteria. For more
information about the
                                              Fund's social criteria, please
refer to page 14.

    PRINCIPAL INVESTMENT RISKS                The Fund is subject to stock
market risk. Therefore, the
                                              value of the Fund's investments
will fluctuate with
                                              market conditions and the value of
your investment in the
                                              Fund will also vary. The Fund is
also subject to foreign
                                              investment risk because it invests
primarily in foreign
                                              issuers. Foreign investments may
be more risky than
                                              domestic U.S. investments due to
unstable international
                                              political and economic conditions,
currency exchange
                                              rates and a lack of liquidity. You
could lose money on
                                              your investment in the Fund, or
the Fund could
                                              underperform other investments.
The Fund's investment
                                              results may fail to match the
results of the MSCI/EAFE
                                              Index.

    WHO MAY WANT TO INVEST?                   Consider investing in the Fund if
you are:
                                              - Interested in ensuring that your
investments are
                                                consistent with your social
concerns and values.
                                              - Investing for a period of time
in excess of 3 to 5
                                                years.
                                              - Looking for a high-quality,
well-diversified,
                                                all-equity portfolio that
provides the potential for
                                                growth of your investment.
                                              - Comfortable with market value
fluctuations in the
                                                short-term.
                                              This Fund will not be appropriate
for someone:
                                              - Investing for a period of time
less than 3 to 5 years.
                                              - Not comfortable with market
value fluctuations in the
                                                short term.
                                              - Looking for current income.

  RISK/RETURN SUMMARY AND FUND EXPENSES                 WALDEN/BBT INTERNATIONAL
                                                    SOCIAL INDEX FUND

                                                [ICON]





The chart and table on this page show how the Walden/BBT International Social Index Fund has performed. The bar chart shows the Fund's performance for its first full calendar year of investment operations. The table below it compares the Fund's performance since its inception on August 26, 1999 to that of its benchmark index the Morgan Stanley Capital International/Europe, Asia and Far East Index (the "MSCI/EAFE Index").(2)

PERFORMANCE BAR
CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/00

                                  [BAR CHART]

2000
----
-15.86


                                               Past performance does not
                                               indicate how the Fund will
                                               perform in the future.



                                                 Best quarter:  Q1 2000   -1.56%


                                                 Worst quarter: Q3 2000   -7.93%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 2000)(3)



                                                                   PAST
SINCE
                                                 FUND INCEPTION    YEAR
INCEPTION

-----------------------------------
 WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND          8/26/99      -15.86%
2.12%

-----------------------------------
 MSCI/EAFE INDEX(2)                                  8/26/99      -13.96%
1.31%
--------------------------------------------------------------------------------
----


The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) Both charts assume reinvestment of dividends and distributions.

(2) A widely recognized, unmanaged index of common stocks of companies in a diverse range of developed countries in Europe, Australasia and the Far East.


(3) For the period January 1, 2001 through June 30, 2001, the aggregate (non-annualized) total return of the Fund was -14.65%.

  RISK/RETURN SUMMARY AND FUND EXPENSES                 WALDEN/BBT INTERNATIONAL

                                                        SOCIAL INDEX FUND
                                                [ICON]







                                          SHAREHOLDER TRANSACTION FEES
                                          (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
                                          Maximum Sales Charge (load) on
Purchases             n/a
                                          Transaction Fee on Purchases
           1.00%*
                                          Maximum Deferred Sales Charge (load)
              n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)
                                          Management Fees
            0.50%
                                          Distribution and Service (12b-1) Fees
              n/a
                                          Other Expenses
           0.63%**
                                          Total Fund Operating Expenses
           1.13%**
                                          Fee Waiver and/or Expense
Reimbursement           0.13%**
                                          Net Expenses
           1.00%**



   ANNUAL FEES AND EXPENSES



   This table describes the
   fees and expenses that
   you may pay if you buy
   and hold shares of the
   Walden/BBT International
   Social Index Fund.



                                Expense information in the table above has been restated to reflect current fees.



                                * The transaction fee on purchases is deducted from all purchases (including exchanges from other affiliated funds) but not from reinvested dividends and capital gains.



                                ** The Adviser has entered into an expense limitation agreement with the Walden/BBT International Social Index Fund to limit the Total Fund Operating Expenses of the Walden/BBT International Social Index Fund to 1.00% of its average daily net assets for its current fiscal year. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


   EXPENSE EXAMPLE


   Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates the
   amount of fees and expenses you
   would pay, assuming the
   following:



     - $10,000 investment


     - 5% annual return


     - redemption at the end of
       each period


     - no changes in the Fund's
       operating expenses



   Because this example is
   hypothetical and for comparison
   purposes only, your actual
   costs will be different.



                                                        WALDEN/BBT
                                                        INTERNATIONAL
   1      3      5      10
                                                        SOCIAL INDEX FUND
 YEAR   YEARS  YEARS   YEARS

 $201   $415   $646   $1,306

  INVESTMENT OBJECTIVES AND STRATEGIES

                                         [ICON]


                                            WALDEN/BBT DOMESTIC SOCIAL INDEX
                                            FUND



   TICKER SYMBOL: WDSIX



   INVESTMENT OBJECTIVE



   The investment objective of the Walden/BBT Domestic Social Index Fund is to seek long-term capital growth through a portfolio of stocks intended to parallel the diversification, risk profile, and investment performance of the U.S. large capitalization equity market while incorporating social investment objectives.



   SOCIAL RESPONSIBILITY OBJECTIVES



   The Walden/BBT Domestic Social Index Fund is dedicated to promoting corporate social responsibility. The Fund uses its share ownership to encourage improvement in the social and environmental policies and practices of companies in which it invests.



   In order to improve corporate social performance, the Fund engages in dialogue, shareholder resolutions, and other steps to address the following areas:



     - PRODUCT SAFETY AND QUALITY



             Tobacco, alcohol, gaming involvement



             Weapons manufacturing



             Nuclear power involvement



             Marketing practices



             Product integrity



     - NATURAL ENVIRONMENT



             Resource conservation



             Pollution prevention



     - WORKPLACE



             Equal employment opportunity



             Work-life balance



             Wages and benefits



             Training and education



             Health and occupational safety



             Labor and employee relations



     - COMMUNITY AND SOCIETY



             Respect for human rights



             Community reinvestment



             Corporate citizenship/involvement



     - TRANSPARENCY AND ACCOUNTABILITY



             Corporate governance



             Corporate social responsibility

  INVESTMENT OBJECTIVES AND STRATEGIES


                                         [ICON]


   When the Fund buys shares in a company on behalf of its investors, it has the right to vote their proxies at annual shareholder meetings of the companies it invests in. The Adviser to the Fund votes all proxies, carefully considering each management proposal as well as independent proposals. Thus, the Fund's position is expressed on all social, environmental, and corporate governance issues. The Fund may also lend its name and voice to efforts to influence public policy as a way of ending harmful or unjust business practices.



   The Fund excludes companies whose primary business activity involves the following harmful products: tobacco, weapons, alcoholic beverages and gaming activities. Specifically, the Fund avoids investing in companies that:



        - Earn significant revenues from tobacco products, alcoholic beverages or gaming activities.



        - Earn significant revenues from the manufacture or sale of military weapons systems or firearms.



   These objectives may be supplemented or amended whenever the Adviser, in its sole discretion, believes such supplements or amendments are needed to satisfy the Fund's social or financial objectives.



   POLICIES AND STRATEGIES



   Selection of stocks for the Fund is a two-part process. Initially, the Adviser creates a selection universe comprised primarily of companies in the U.S. large capitalization equity market that meet the Fund's socially responsive investment criteria, and certain additional stocks that also meet these criteria. From this universe, the Adviser then selects a portfolio of stocks that, in the Adviser's judgement, will parallel the diversification, risk profile and performance of the U.S. large capitalization stock market.



   The Fund also engages in shareholder advocacy with portfolio companies to encourage them to improve their social and environmental performance.


   The Fund's guidelines are subject to change without shareholder approval.

  INVESTMENT OBJECTIVES AND STRATEGIES


                                         [ICON]


                                            WALDEN/BBT INTERNATIONAL SOCIAL
                                            INDEX FUND



   TICKER SYMBOL: WISIX



   INVESTMENT OBJECTIVE



   The investment objective of the Walden/BBT International Social Index Fund is to seek long-term growth of capital through a portfolio of international equities intended to parallel the performance of the MSCI/EAFE Index, while incorporating social investment objectives.



   SOCIAL RESPONSIBILITY OBJECTIVES



   The Walden/BBT International Social Index Fund promotes corporate social responsibility and works for social change through the use of social screening, shareholder advocacy, and proxy voting. The Fund encourages companies to improve their social and environmental performance.



   The Fund invests in companies that the Adviser believes:



        - Are above average in their industry for environmental performance, employment practices, community relations, and product quality.



   The Fund avoids investing in companies that, to the Adviser's knowledge:



        - Earn significant revenues from tobacco, alcoholic beverages, or gaming activities.



        - Earn significant revenues from the manufacture or sale of military weapon systems or firearms.



        - Have critical, direct involvement in nuclear power production.



        - Contribute significantly to human rights abuses



   The Fund also is involved in shareholder advocacy with the companies whose shares it owns. For example, the Adviser corresponds with management, meets with company representatives, and sends representatives to appropriate company stockholder meetings to speak on issues important to the Fund and its investors. If national law allows the filing of shareholder resolutions, the Fund may file such resolutions on corporate governance issues. In pursuing these goals the Fund works co-operatively with other organizations and investors.



   The Fund's role as shareowner provides a unique opportunity to influence the policies and practices of the companies it invests in. It does so in the belief that responsibly run companies are often better investments over the long term.



   These objectives may be supplemented or amended whenever the Adviser, in its sole discretion, believes such supplements or amendments are needed to satisfy the Fund's social or financial objectives.



   POLICIES AND STRATEGIES



   Selection of stocks for the Fund is a two-part process. Initially, the Adviser creates a selection universe comprised of the companies in the MSCI/EAFE Index(R) and other international stocks that meet the Fund's socially responsive investment criteria. From this universe, the Adviser then selects a portfolio of stocks that, in the Adviser's judgement, will parallel the risk profile and performance of the MSCI/EAFE

  INVESTMENT OBJECTIVES AND STRATEGIES

                                         [ICON]


   Index(R). In some instances, the Fund may invest in stocks that do not completely meet all of the Fund's social objectives, in order to achieve its financial objectives.



   The Fund also engages in dialogue and shareholder advocacy with portfolio companies to encourage them to improve their social and environmental performance.



   The Fund's guidelines are subject to change without shareholder approval.

  INVESTMENT OBJECTIVES AND STRATEGIES


                                         [ICON]

                                            INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

     - FOREIGN INVESTMENT RISK: SPECIFIC RISK FACTOR FOR THE WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND: The Walden/BBT International Social Index Fund invests primarily in foreign securities which are subject to investment risks different from those associated with domestic securities. Foreign investments may be riskier than domestic U.S. investments because of unstable international political and economic conditions, foreign controls or investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity and lack of governmental regulation.


   Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or United States Trust Company of Boston and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

  SOCIALLY RESPONSIBLE INVESTING


                                [ICON]


                                     SOCIALLY RESPONSIBLE INVESTING



   For many, the primary goal of socially responsive investing is consistency of aligning their investments with their values so as not to own or profit from investments in companies that violate the investor's ethical standards. This goal is achieved best by using socially responsive investment criteria to evaluate and avoid potential investments.



   For others, the goal of socially responsive investing is advocating for positive social change. Recognizing that today's global corporations have a critical role in social and economic justice, this advocacy uses the power of share ownership to influence corporate behavior.



   The Funds utilize both socially responsive investment criteria and shareholder advocacy strategies to achieve their financial and social objectives. The Funds actively engage in promoting corporate accountability and social change through company dialogue and shareholder resolutions, proxy voting, public policy testimony and educational outreach. In doing so, the Funds urge companies to recognize that the sustainability of their profits is connected, in part, to how they treat workers, customers, communities and the natural environment as valuable, long-term assets.

  FUND MANAGEMENT


                 [ICON]


                            THE INVESTMENT ADVISER



   Boston Trust Investment Management, Inc. (the "Adviser"), 40 Court Street, Boston, MA 02108, is the investment adviser for the Funds. On May 12, 2001, the Adviser assumed all advisory responsibilities from its parent company, United States Trust Company of Boston ("USTC"), the previous investment adviser to the Funds. Walden Asset Management, a division of USTC will continue to assist the Funds by providing guidance with respect to each Fund's social guidelines. The Adviser is a wholly-owned subsidiary of USTC, which in turn is a wholly-owned subsidiary of Citizen's Financial Group, Inc., Providence, Rhode Island ("CFG"), a Delaware corporation. CFG is a wholly-owned subsidiary of The Royal Bank of Scotland plc, a banking company organized under the laws of Scotland. USTC is not affiliated with the United States Trust Company of New York.



   The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.50% of its average daily net assets during the fiscal year ended March 31, 2001. In accordance with an expense limitation agreement in effect with respect to each of the Funds, the Adviser reimbursed the Domestic Social Index Fund 0.24% resulting in a net investment advisory fee, after reimbursement, of 0.26% for the Fund, and it reimbursed the International Social Index Fund 0.08% resulting in a net investment advisory fee, after reimbursement, of 0.42% for the Fund.



                            PORTFOLIO MANAGER



   The following individual serves as portfolio manager for the Funds and is primarily responsible for the day-to-day management of each Fund's portfolio:



   Ms. Geeta B. Aiyer, portfolio manager at the Adviser, manages both Funds. Ms. Aiyer, founder and president of Walden Asset Management, joined the Adviser when it assumed all duties and responsibilities for providing investment advisory services from USTC. Ms. Aiyer had served as portfolio manager to both Funds as an employee of USTC previously. Ms. Aiyer earned an M.A. from the University of Delhi, India and an M.B.A. from Harvard University. Ms. Aiyer is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.



   The Statement of Additional Information has more detailed information about the Adviser.



                            SOCIAL RESEARCH AND SHAREHOLDER ADVOCACY



   Walden Asset Management ("Walden") performs shareholder advocacy, proxy voting, and other social initiatives for the Adviser and is paid a fee for these services by the Adviser. Walden uses an in-house research team to implement the Funds' socially responsive investment criteria and shareholder advocacy initiatives. Since 1975, Walden has been involved in socially responsive investing.



   Walden maintains a consulting agreement with the Brethren Benefit Trust, Inc. ("BBT") pursuant to which the BBT provides information to Walden concerning issues of international peace and social justice. The consulting fee received by the BBT for these services is paid directly by Walden to the BBT

  FUND MANAGEMENT


                 [ICON]




   and is not paid by the Funds. The consulting service provided by the BBT to Walden is used by Walden exclusively with regard to the Funds.



   THE DISTRIBUTOR AND ADMINISTRATOR



   BISYS Fund Services Limited Partnership is the Funds' distributor and BISYS Fund Services, Ohio, Inc. is the Funds' administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.



   CAPITAL STRUCTURE



   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the 1940 Act or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

  SHAREHOLDER INFORMATION

                         [ICON]

                                PRICING OF FUND SHARES

   ---------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities

  ------------------------------------------------------------------------------
        Number of Shares
           Outstanding

   You can find each Fund's
   NAV daily in The Wall
   Street Journal and other
   financial newspapers.
   ---------------------------
                                          The net asset value (NAV) per share of
                                          each Fund is determined at the time
                                          trading closes on the New York Stock
                                          Exchange ("NYSE") (currently 4:00
                                          p.m., Eastern Standard Time, Monday
                                          through Friday), except on business
                                          holidays when the NYSE is closed. The
                                          NYSE recognizes the following
                                          holidays: New Year's Day, President's
                                          Day, Martin Luther King, Jr. Day, Good
                                          Friday, Memorial Day, Fourth of July,
                                          Labor Day, Thanksgiving Day, and
                                          Christmas Day. Any other holiday
                                          recognized by the NYSE will be
                                          considered a business holiday on which
                                          the net asset value of each Fund will
                                          not be calculated.

                                          Your order for purchase, sale or
                                          exchange of shares is priced at the
                                          next NAV calculated after your order
                                          is accepted by the Funds. This is
                                          known as the offering price.

                                          Each Fund's securities are valued
                                          generally at current market prices. If
                                          market quotations are not available,
                                          prices will be based on fair value as
                                          determined by the Funds' Trustees.

                            PURCHASING AND ADDING TO YOUR SHARES

   You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

   The minimum initial investment in each Fund is $2,500. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the respective Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

   The Walden/BBT International Social Index Fund imposes a portfolio transaction fee on share purchases equal to 1.00% of the dollar amount invested. This fee, which is not a sales charge, is paid directly to the Fund and not to any other party. The fee is deducted automatically from the amount invested and cannot be paid separately. The fee applies to the initial investment in the Fund (including purchases made as a result of exchanges from another affiliated fund) and all subsequent purchases, but not to reinvested dividend or capital gains distributions. The purpose of the portfolio transaction fee is to allocate transaction costs associated with Fund purchases to the shareholder making the transaction and thus insulate other shareholders from those transaction costs. In this manner, the Fund attempts to track its index more closely.

  SHAREHOLDER INFORMATION

                         [ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   The Walden/BBT Domestic Social Index Fund assesses an annual account maintenance fee of $25 for each shareholder account. This fee, which is deducted from the Fund's annual dividend, is waived for shareholders with an account balance of $8,000 or more at the time of the annual contribution. The purpose of this fee is to allocate a portion of the costs of maintaining shareholder accounts equally to all accounts.

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

   A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   [ICON]
       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, certified check or money order payable to either "Walden/BBT Domestic Social Index Fund" or "Walden/BBT International Social Index Fund", as applicable.

   3. Mail to: Walden/BBT Funds, c/o BISYS Fund Services, P.O. Box 182218, Columbus, Ohio 43218-2218.

   SUBSEQUENT INVESTMENT:

   1. Subsequent investments should be made by check or money order payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.

   [ICON]
       BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment: Before wiring funds, you should call 1-877-7-WALDEN to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.

   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number: ABA #044000024
   DDA#01892024206
   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION

                         [ICON]

                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received by
   the Funds, its transfer agent,
   or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.
                                       WITHDRAWING MONEY FROM YOUR FUND
                                       INVESTMENT

                                       A request for a withdrawal in cash from
                                       either Fund constitutes a redemption or
                                       sale of shares for a mutual fund
                                       shareholder.

   [ICON]
       BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-877-7-WALDEN with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   [ICON]
       BY MAIL

     2(a). Call 1-877-7-WALDEN to request redemption forms or write a letter of instruction indicating:
           - your Fund and account number
           - amount you wish to redeem
           - address where your check should be sent
           - account owner signature

     2(b). Mail to: WALDEN/BBT FUNDS, c/o BISYS Fund Services, P.O. Box 182218,
           Columbus, Ohio 43218-2218.

   [ICON]
       BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
   Send to: WALDEN/BBT FUNDS, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

   [ICON]
       BY WIRE TRANSFER

   You must indicate this option on your application.

   Call 1-877-7-WALDEN to request a wire transfer. If you call by 4 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

   The Funds may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

  SHAREHOLDER INFORMATION

                         [ICON]

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED
   You must request redemption in writing in the following situations:


   1. Redemptions from Individual Retirement Accounts ("IRAs").



   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:


     - Your account registration or the name(s) on your account has changed within the last 10 business days.

     - The check is not being mailed to the address on your account.
     - The check is not being made payable to the owner of the account.
     - The redemption proceeds are being transferred to another Fund account with a different registration.

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION

                         [ICON]

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES


   You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges.


   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Walden/BBT Funds, c/o BISYS Fund Services, P.O. Box 182218, Columbus, Ohio 43218-2218 or by calling 1-877-7-WALDEN. Please provide the following information:

     - Your name and telephone number.

     - The exact name on your account and account number.

     - Taxpayer identification number (usually your Social Security number).

     - Dollar value or number of shares to be exchanged.

     - The name of the Fund from which the exchange is to be made.

     - The name of the Fund into which the exchange is being made.

   Please refer to "Selling Your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION

                         [ICON]

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

   You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts.

   Foreign shareholders may be subject to special withholding requirements.

   The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

  FINANCIAL HIGHLIGHTS

                   [ICON]


   The financial highlights tables are intended to help you understand each Fund's performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.




WALDEN/BBT

DOMESTIC SOCIAL

INDEX FUND

---------------------------------------
                                                                       FOR THE
           FOR THE
                                                                      YEAR ENDED
        PERIOD ENDING
                                                                    MARCH 31,
2001     MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.00
           $ 10.00

--------------------------------------------------------------------------------
---------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                               0.05
              0.04
      Net realized and unrealized gains/(losses) from
        investments                                                      (2.47)
              0.98

--------------------------------------------------------------------------------
---------------------
        Total from investment activities                                 (2.42)
              1.02

--------------------------------------------------------------------------------
---------------------
    DIVIDENDS:
      Net investment income                                              (0.05)
             (0.02)
      Net realized gains from investments                                (0.03)
              --(b)

--------------------------------------------------------------------------------
---------------------
        Total dividends                                                  (0.08)
             (0.02)

--------------------------------------------------------------------------------
---------------------
    NET ASSET VALUE, END OF PERIOD                                     $  8.50
           $ 11.00

--------------------------------------------------------------------------------
---------------------
    TOTAL RETURN                                                        (22.09%)
             10.23%(d)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000's)                                $27,660
           $29,213
    Ratio of expenses to average net assets                               0.75%
              0.75%(e)
    Ratio of net investment income to average net assets                  0.47%
              0.57%(e)
    Ratio of expenses to average net assets(c)                            1.04%
              1.01%(e)
    Portfolio turnover                                                    6.82%
              8.20%


   (a)  Commenced operations on July 31, 1999.


   (b) Less than $0.01 per share.



   (c) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



   (d) Not annualized.



   (e) Annualized.

  FINANCIAL HIGHLIGHTS

                   [ICON]



WALDEN/BBT

INTERNATIONAL SOCIAL

INDEX FUND

---------------------------------------
                                                                       FOR THE
           FOR THE
                                                                      YEAR ENDED
        PERIOD ENDING
                                                                    MARCH 31,
2001     MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                               $ 11.98
           $ 10.00

--------------------------------------------------------------------------------
---------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                               0.05
              0.02
      Portfolio transaction fees                                          0.01
              0.02
      Net realized and unrealized gains/(losses) from
        investments and foreign currency transactions                    (3.13)
              2.00

--------------------------------------------------------------------------------
---------------------
        Total from investment activities                                 (3.07)
              2.04

--------------------------------------------------------------------------------
---------------------
    DIVIDENDS:
      Net investment income                                              (0.03)
             (0.02)
      In excess of net investment income                                    --
             (0.01)
      Net realized gains from investments and foreign currency
        transactions                                                     (0.04)
             (0.03)

--------------------------------------------------------------------------------
---------------------
        Total dividends                                                  (0.07)
             (0.06)

--------------------------------------------------------------------------------
---------------------
    NET ASSET VALUE, END OF PERIOD                                     $  8.84
           $ 11.98

--------------------------------------------------------------------------------
---------------------
    TOTAL RETURN                                                        (25.70%)
             20.35%(c)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000's)                                $48,657
           $67,312
    Ratio of expenses to average net assets                               1.00%
              0.92%(d)
    Ratio of net investment income to average net assets                  0.55%
              0.26%(d)
    Ratio of expenses to average net assets(b)                            1.13%
              1.03%(d)
    Portfolio turnover                                                   14.73%
             11.41%



   (a)  Commenced operations on August 26, 1999.



   (b) During the period certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.



   (c)  Not annualized.



   (d)Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            WALDEN/BBT MUTUAL FUNDS

                            C/O BISYS FUND SERVICES
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219

                            TELEPHONE: 1-877-7-WALDEN


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:



You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:



Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)


BY MAIL:



Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)


ON THE EDGAR DATABASE VIA THE INTERNET:



www.sec.gov


BY ELECTRONIC REQUEST:



publicinfo@sec.gov


WALBBT  080100

Investment Company Act file no. 811-6526.

                                                           Recycle Symbol

                      WALDEN/BBT DOMESTIC SOCIAL INDEX FUND
                   WALDEN/BBT INTERNATIONAL SOCIAL INDEX FUND


                         Each an Investment Portfolio of

                               The Coventry Group

                       Statement of Additional Information

                                 August 1, 2001


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (collectively, the "Funds"), dated the same date as the date hereof (the "Prospectus"). The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Walden Mutual Funds at 40 Court Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 282-8782, ext. 4050.

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

               The Coventry Group (the "Group") is an open-end investment management company which offers currently its shares in separate series. This Statement of Additional Information deals with two such portfolios: Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

               The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

Money Market Instruments

               Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Adviser.

Repurchase Agreements

               The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of a Fund's net assets would be invested in illiquid securities including such repurchase agreements.

               For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

               There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to them, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

               The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be affected adversely by their purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Debt Securities and Ratings
               Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Funds have acquired the security. If a security's rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.
Options and Futures Contracts

               To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

               Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
               There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that they had purchased on a security, they would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that they had written on a security, they would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgoe, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

               If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option they had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds' securities during the period the option was outstanding.
               Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Funds' position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover their obligations under options and futures contracts to avoid leveraging of the Funds.
Stock Index Options
               The Funds may purchase and write exchange-listed put and call options on stock indices to hedge against risks of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices do not involve the delivery of an underlying security; instead, the option represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. When the Funds write an option on a stock index, they will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, in a segregated account with the custodian, and will maintain the account while the option is open.
Illiquid and Restricted Securities.
               The funds may not invest more than 5% of their net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Funds' decision to dispose of such securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets. ADDITIONAL INVESTMENT INFORMATION RELATING TO THE INTERNATIONAL INDEX FUND

Foreign Securities

               The International Index Fund may invest all of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S.

investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

               Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

               Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on a Fund's share price.

               Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

Currency Transactions

               The International Index Fund may make use of active currency management from time to time. To effectively manage the currency fluctuation and related effects that such exposures give rise to, the Fund may buy or sell foreign currencies; enter into forward foreign currency exchange contracts; buy or sell options, futures or options on futures relating to foreign currencies; purchase securities indexed to the performance of one or more foreign currencies; and/or use currency management techniques to hedge against adverse movements in exchange rates.

               Such management actions as those described above are of a routine nature, are undertaken only within the limits of and in accordance with the investment policies of the Fund, and are, typically, limited in scope and duration.

               The International Fund may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract. These transactions will require that the Fund segregate cash or liquid securities to the extent the Fund's obligations are not otherwise "covered," by the Fund owning or having the right to acquire or sell the underlying currency.

               When the Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund's ability to engage in forward contracts may also be limited by tax considerations.

               In the alternative, the Fund may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that the Fund may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Fund assumes the risk of imperfect correlations between the subject currencies.

               The International Index Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter). Call options on foreign currency written by the Fund will be covered, which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will deposit cash or cash equivalents or a combination of both in a segregated account with the custodian in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

                             INVESTMENT RESTRICTIONS

               The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Funds may not:

               1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

               2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

               3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (A Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

               4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this Statement of Additional Information).

               5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

               6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

               7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of a Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of a Fund's assets may be invested without regard to this limitation.

               The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

               1. Purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

               2. Invest in any issuer for purposes of exercising control or management.

               3. Invest in securities issued by UST Corp. (parent corporation of the Adviser).

               If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

PORTFOLIO TURNOVER


               The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The fiscal year ended March 31, 2001 portfolio turnover rates for the Domestic Social Index Fund and International Social Index Fund were 6.82% and 14.73%, respectively.


               The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to a Fund and may result in additional tax consequences to a Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

NET ASSET VALUE

               As indicated in the Prospectus, the net asset value of each Fund is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

               Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

               The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or
(ii) it is not reasonably practical for the Group to determine the fair value of its net assets.


                             MANAGEMENT OF THE GROUP

TRUSTEES AND OFFICERS

               Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

               The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

                                 Position(s) Held With the         Principal
Occupation During Past 5 Years
Name, Address and Age            Group
--------------------------------------------------------------------------------
--------------------------------
Walter B. Grimm                  President                         From June
1992 to present, employee of BISYS
3435 Stelzer Road                and Trustee                       Fund Services
Columbus, Ohio  43219
Age:  55

Maurice G. Stark                 Trustee                           From June
1991 to present, Executive Vice
505 King Avenue
President-Finance and Treasurer, Battelle
Columbus, Ohio  43201                                              Memorial
Institute (scientific research and
Age:  65                                                           development
service corporation).

Michael M. Van Buskirk           Trustee                           From June
1991 to present, Executive Vice
37 West Board Street                                               President of
The Ohio Bankers' Association
Suite 1001                                                         (trade
association); from September 1987
Columbus, Ohio  43215-4162                                         to June 1991,
Vice President-Communications,
Age:  53                                                           TRW
Information Systems Group (electronic and
                                                                   space
engineering).

                                 Position(s) Held With the         Principal
Occupation During Past 5 Years
Name, Address and Age            Group
--------------------------------------------------------------------------------
--------------------------------
John H. Ferring IV               Trustee                           From 1979 to
present, President and Owner of
105 Bolte Lane                                                     Plaze,
Incorporated, St. Clair, Missouri
St. Clair, Missouri
Age:  48

R. Jeffrey Young*                Chairman and                      From 1993 to
present, employee of BISYS Fund
3435 Stelzer Road                Trustee                           Services
Columbus, Ohio 43219
Age:  36

Sue A. Walters                   Vice President                    From July
1990 to present, employee of BISYS 3435
Stelzer Road                                                       Fund Services
Columbus, Ohio  43219
Age:  50

Jennifer R. Brooks               Vice President                    From October,
1988 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services.
Columbus, Ohio 43219
Age:  35

Nadeem Yousaf                    Treasurer                         From August
1999 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services; from March 1997 to
Columbus, Ohio  43219                                              June 1999,
employee of Investors Bank and
Age:  32                                                           Trust; from
October 1994 to March 1997,
                                                                   employee of
PricewaterhouseCoopers LLP.

George L. Stevens                Secretary                         From
September 1996 to present, employee of
3435 Stelzer Road                                                  BISYS Fund
Services; from September 1995 to
Columbus, Ohio  43219                                              September
1996, Independent Consultant;
Age:  50                                                           from
September 1989 to September 1995,
                                                                   Senior Vice
President, AmSouth Bank, N.A.

Alaina V. Metz                   Assistant Secretary               From June
1995 to present, employee of BISYS
3435 Stelzer Road                                                  Fund
Services; from May 1989 to June 1995,
Columbus, Ohio  43219                                              employee of
Alliance Capital Management.
Age:  33

------------
* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act.

               As of the date of this Statement of Additional Information, the Group's Officers and Trustees, as a group, own less than 1% of the Funds' outstanding Shares.


               The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") receives fees from the Funds for acting as administrator and for providing certain fund accounting services. Messrs. Young, Yousaf, Stevens and Grimm and Ms. Metz, Ms. Walters and Ms. Brooks are employees of BISYS Fund Services.

               Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $3,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.


               For the twelve-month period ended March 31, 2001, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Group's investment adviser:


                                                 Pension or
             Total Compensation
                          Aggregate          Retirement Benefits
             From Registrant and
                      Compensation from       Accrued As Part of     Est. Annual
Benefits      Fund Complex Paid
Name of Trustee           the Funds             Fund Expenses           Upon
Retirement           to Trustee
--------------------------------------------------------------------------------
---------------------------------
Walter B. Grimm           $       0                $0                      $0
                   $     0
Maurice G. Stark          $2,120.97                $0                      $0
                   $10,000
Michael Van Buskirk       $2,120.97                $0                      $0
                   $10,000
John H. Ferring IV        $2,120.97                $0                      $0
                   $10,000
R. Jeffrey Young          $       0                $0                      $0
                   $     0


INVESTMENT ADVISER


                  Investment advisory and management services are provided to the Funds by Boston Trust Investment Management, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of January 11, 2000. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectuses of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Walden/BBT Domestic Social Index Fund 0.50% and Walden/BBT International Social Index Fund 0.50%. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.

The Adviser is a wholly-owned subsidiary of United States Trust Company of Boston ("USTC"). Prior to May 12, 2001, USTC served as investment adviser to the Funds. As of May 12, 2001, the Adviser replaced USTC as the investment adviser and assumed all of USTC's duties and responsibilities for providing investment advisory services to the Funds pursuant to an Assumption Agreement between USTC, the Adviser and the Funds.

The total investment advisory fees paid to USTC during the fiscal year ended March 31, 2000 is as follows:

Walden/BBT Domestic Social Index Fund - USTC earned investment advisory fees of $90,714 and reimbursed advisory fees of $37,499.

Walden/BBT International Social Index Fund - USTC earned investment advisory fees of $157,912 and reimbursed advisory fees of $17,108.


The total investment advisory fees paid to USTC during the fiscal year ended March 31, 2001 is as follows:

Walden/BBT Domestic Social Index Fund - USTC earned investment advisory fees of $149,074 and reimbursed advisory fees of $70,432.

Walden/BBT International Social Index Fund - USTC earned investment advisory fees of $297,031 and reimbursed advisory fees of $46,955.

               Unless sooner terminated, the Investment Advisory Agreement will continue in effect until February 28, 2002, and year to year thereafter for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds' Prospectuses), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

               The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

               The Adviser maintains a consulting arrangement with Brethren Benefit Trust, Inc. ("BBT") pursuant to which BBT provides information to the Adviser concerning issues of international peace and social justice. The consulting fee received by BBT for these services is paid directly by the Adviser to the BBT and is not paid by the Funds. For its consulting service the BBT receives a consulting fee from the Adviser equal on an annual basis to 0.05% of each Fund's average daily net assets. The consulting service provided by the BBT to the Adviser is used exclusively by the Adviser with regard to the Funds.

CODE OF ETHICS

               The Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to the securities trading practices of their personnel. Each respective Code permits the covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

               Pursuant to the Investment Advisory Agreement with respect to each Fund, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each such Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions.

               Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

               Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

               Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing each such Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Funds.

               While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

               Except as otherwise disclosed to the Shareholders of the Funds and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

               Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Group.


               For the fiscal year ended March 31, 2001, the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund paid brokerage commissions of $5,243 and $16,261, respectively.


               For the fiscal year ended March 31, 2000, the Walden/BBT Domestic Social Index Fund and the Walden/BBT International Social Index Fund paid brokerage commissions of $2,264 and $15,827, respectively.

ADMINISTRATOR


               BISYS Ohio serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated as of May 10, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund. The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


               Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

               The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to Twenty one-hundredths of one percent 0.20% of that Fund's average daily net assets.

               Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on February 28, 2002. The Administration Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

               The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.


               The total administrative fees paid to the Administrator during the fiscal year ended March 31, 2000 is as follows:

               Walden/BBT Domestic Social Index Fund - the Administrator earned administrative fees of $36,104 and waived administrative fees of $8,963.

               Walden/BBT International Social Index Fund - the Administrator earned administrative fees of $63,164 and waived administrative fees of $15,790.


               The total administrative fees paid to the Administrator during the fiscal year ended March 31, 2001 is as follows:


               Walden/BBT Domestic Social Index Fund - the Administrator earned administrative fees of $59,630 and waived administrative fees of $14,908.


               Walden/BBT International Social Index Fund - the Administrator earned administrative fees of $118,814 and waived administrative fees of $29,704.




DISTRIBUTOR


               BISYS Fund Services Limited Partnership ("BISYS") serves as agent for each of the Funds in the distribution of its Shares pursuant to a Distribution Agreement dated as of March 23, 1999 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


               In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement.

CUSTODIAN


               Fifth Third Bank, 38 Fountain Square Plaza Cincinnati, Ohio 45263 ("Fifth Third"), serves as the custodian for the Walden/BBT International Social Index Fund pursuant to the Custody Agreement dated as of July 1, 1999. United States Trust Company of Boston 40 Court Street, Boston, Massachusetts 02108 ("USTC") serves as the custodian for the Walden/BBT Domestic Social Index Fund. USTC took over custody of the Fund on June 19, 2001. Prior to that date, Fifth Third Bank served as custodian. Each custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments and they each receive fees for providing these custody services. USTC is an affiliate of the Funds.



TRANSFER AGENCY AND FUND ACCOUNTING SERVICES


               BISYS Ohio serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Funds pursuant to the Transfer Agency Agreement dated as of May 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

               In addition, BISYS Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of March 23, 1999.

Under such Agreement, BISYS Ohio maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.


AUDITORS


               Arthur Andersen LLP, Columbus, Ohio, has been selected as independent auditors for the Funds for their current fiscal year. Arthur Andersen LLP performs an annual audit of the Funds' financial statements and provides other related services.


LEGAL COUNSEL

               Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


               The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $.001 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


               Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

               Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

               Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Principal Shareholders


               As of July 10, 2001, the following persons or entities owned beneficially or of record 5% or more of the outstanding shares of the indicated
Funds: (i) in the case of the Walden/BBT Domestic Social Index Fund, La Salle Bank, NA, BBT Foundation, P.O. Box 1443, Chicago, Illinois 60690, who owned 54.0% and La Salle Bank, NA, BBT Pension, P.O. Box 1443, Chicago, Illinois 60690 who owned 42.3% (ii) in the case of the Walden/BBT International Social Index Fund, Catholic Heathcare West, 1700 Montgomery Street, Suite 300, San Francisco, California 94111, who owned 18.6%; HUD & Co., 40 Court Street, Boston, Massachusetts, 02108 who owned 8.9%; Bost & Co., P.O. Box 534005, Pittsburgh, Pennsylvania 15253, who owned 5.9%; M & I Trust Co., Nero Family/99N001278, P.O. Box 2977, Milwaukee, Wisconsin, 53202, who owned 8.8%; La Salle Bank, NA, BBT Pension, P.O. Box 1443, Chicago, Illinois, 60690 who owned 45.1% and La Salle Bank, NA, BBT Foundation P.O. Box 1443, Chicago, Illinois 60690 who owned 6.54%.


VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

               As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

               Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

               Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

               A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, a Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

               Although each Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

               It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

               The excess of net long-term capital gains over short-term capital losses realized and distributed by a Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. Capital gain dividends will generally be taxable to Shareholders as long-term capital gains, regardless of how long a Shareholder has held a Fund's shares.

               Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of a Fund by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

               Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

               MARKET DISCOUNT. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

               ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

               OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

               Transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

               Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to a Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

               CONSTRUCTIVE SALES. Under certain circumstances, a Fund may recognize gain from the constructive sale of an appreciated financial position. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

               FOREIGN TAX CREDIT. A Fund may be subject to certain taxes imposed by the countries in which it invests or operates. If the Fund qualifies as a regulated investment company and if more the 50% of the value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Fund that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Fund's Shareholders. For any year for which the Fund makes such an election, each Shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund and the Shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any. No deduction for foreign taxes may be claimed by individuals who do not itemize deductions. In any year in which it elects to "pass through" foreign taxes to Shareholders, the Fund will notify Shareholders within 60 days after the close of the Fund's taxable year of the amount of such taxes and the sources of its income.

               Generally, a credit for foreign taxes paid or accrued is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of a Fund's income flows through to its shareholders. Gains from the sale of securities may have to be treated as derived from U.S. sources and certain currency fluctuation gains, including Section 988 gains (defined below), may have to be treated as derived from U.S. sources. The limitation of the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be applied to offset no more than 90% of the alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, Shareholders are advised to consult their own tax advisers.

               SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

               PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

               A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELD

               Yields of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield will vary from time to time depending upon market conditions, the composition of the particular Fund's portfolio and operating expenses of the Group allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN

               Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in that Fund all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.


               For the period from July 31, 1999 (commencement of operations) through March 31, 2001, the aggregate total return for the Walden/BBT Domestic Social Index Fund was -14.11% and the average annual total return for the same period was -8.72%. For the period from August 26, 1999 (commencement of operations) through March 31, 2001, the aggregate total return for the Walden/BBT International Social Index Fund was -10.59% and the average annual total return for the same period was -6.77%.


               For the fiscal year ended March 31, 2001, the total return for the Walden/BBT Domestic Social Index Fund was -22.09%. For the fiscal year ended March 31, 2001, the total return for Walden/BBT International Social Index Fund was -25.70%.

PERFORMANCE COMPARISONS

               Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

               From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

               Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

MISCELLANEOUS

               Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

               The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

               The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

FINANCIAL STATEMENTS

               The financial statements of each Fund appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2001, have been audited by Arthur Andersen LLP, and are incorporated by reference herein.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Series of Shares (Walden/BBT Domestic Social Index Fund and Walden/BBT International Social Index Fund)(3)

                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1)


                  (d)(1) Amended and Restated Investment Advisory Agreement between Registrant and United States Trust Company of Boston, as assumed by Boston Trust Investment Management, Inc. pursuant to the Assumption Agreement filed herewith as Exhibit (d)(2)(7)

                  (d)(2) Assumption Agreement between Registrant, United States Trust Company of Boston and Boston Trust Investment Management, Inc. - filed herewith

                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable


                  (g)(1) Custody Agreement between Registrant and The Fifth Third Bank(3)

                  (g)(2) Custody Agreement between Registrant and United States Trust Company of Boston(6)


                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)


                  (h)(4) Expense Limitation Agreement between the Registrant and Boston Trust(3)

                  (i)      Opinion and Consent of Counsel - filed herewith

                  (j) Consent of Independent Public Accountants - filed herewith


                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Not Applicable

                  (n)      Not Applicable

                  (o)      Not Applicable

                  (p)(1)   Code of Ethics of Registrant(4)

                  (p)(2)   Code of Ethics of BISYS Fund Services(4)

                  (p)(3)   Code of Ethics of United States Trust Company(5)

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 55 on July 30, 1999.
4.       Filed with Post-Effective Amendment No. 67 on April 14, 2000.
5.       Filed with Post-Effective Amendment No. 77 on August 1, 2000.

6.       Filed with Post-Effective Amendment No. 51 on June 18, 1999.
7.       Filed with Post-Effective Amendment No. 71 on June 30, 2000.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, Ambassador Funds, American Independence Funds Trust, American Performance Funds, AmSouth Funds, The BB&T Funds, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, HSBC Advisors Funds Trust, The Infinity Mutual Funds, Inc., Leader Funds, MMA Praxis Mutual Funds, Metamarkets.com, Meyers Investment Trust, M.S.D.&T Funds, Old Westbury Funds, Inc. Pacific Capital Funds, USAllianz Funds Variable Insurance Products Trust, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, The Vintage Mutual Funds, Inc., Van Ness Funds and The Willamette Funds.

                  (b) Partners of BISYS Fund Services, as of July 31, 2001, were as follows:

Name and Principal Business             Position and Offices with Underwriter
Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner
None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner
None
150 Clove Road
Little Falls, New Jersey  07424





ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Investment Management, Inc., 40 Court Street, Boston, Massachusetts 02108 (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor and Transfer Agent). United States Trust Company of Boston (records relating to its function as custodian for the Walden/BBT Domestic Social Index Fund); and Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as custodian for the Walden/BBT International Social Index Fund).



ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 86 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 31th day of July, 2001.


                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Patrick W. D. Turley
         --------------------------
         Patrick W. D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title
   Date
-----------                             ------
   ------
/s/Walter B. Grimm                      President and Trustee
   July 31, 2001
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee
   July 31, 2001
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee
   July 31, 2001
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee
   July 31, 2001
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    Chairman and
   July 31, 2001
------------------------
R. Jeffrey Young****                    Trustee

/s/ Nadeem Yousaf                       Treasurer (Principal
   July 31, 2001
------------------------
Nadeem Yousaf                           Financial and Accounting Officer)


By:      /s/ Patrick W. D. Turley
         --------------------------------------
         Patrick W. D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.